Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Changes In The Carrying Value Of Goodwill
	Retail
	Services	E-Commerce	Consolidated
Balance as of January 1, 2012	$352,439	$210,282	$562,721
Acquisitions and purchase price adjustments	41,209	89	41,298
Effect of foreign currency translation	4,197	-	4,197
Balance as of December 31, 2012	$397,845	$210,371	$608,216

Balance as of January 1, 2011	$333,042	$210,282	$543,324
Acquisitions and purchase price adjustments	26,679	-	26,679
Effect of foreign currency translation	(7,282)	-	(7,282)
Balance as of December 31, 2011	$352,439	$210,282	$562,721

Acquired Intangible Assets Subject To Amortization
	As of December 31,
	2012			2011
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net
Non-competition agreements	$18,033	$(12,968)	$5,065	$21,364	$(13,537)	$7,827
Customer relationships	30,515	(14,440)	16,075	26,607	(17,297)	9,310
Trademarks	360	(259)	101	211	(199)	12
Other	586	(353)	233	576	(300)	276
Total	$49,494	$(28,020)	$21,474	$48,758	$(31,333)	$17,425

Estimated Future Amortization Expense
Year	Amount
2013	$4,746
2014	3,511
2015	3,318
2016	2,976
2017	2,391